Schedule of Timing of Revenue Recognition (Details)	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 SGD ($)	Dec. 31, 2022 SGD ($)
Disaggregation of Revenue [Line Items]
Revenue	$ 16,139,634	$ 21,810,317	$ 16,824,168
Transferred at Point in Time [Member]
Disaggregation of Revenue [Line Items]
Revenue	3,479	4,701	57,618
Transferred over Time [Member]
Disaggregation of Revenue [Line Items]
Revenue	$ 16,136,155	$ 21,805,616	$ 16,766,550